CORPORATE AND SUBSIDIARY BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Maturity of Borrowings
The following is the maturity by year on corporate and subsidiary borrowings:

	Payments due by year
AS OF JUN. 30, 2025 US$ MILLIONS	Total	Unamortized discount and issuance costs	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$1,184	—	836	—	—	—	348	—
Subsidiary borrowings	$3,327	(81)	—	1,100	—	—	600	1,708

	Payments due by year
AS OF DEC. 31, 2024 US$ MILLIONS	Total	Unamortized discount and issuance costs	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$1,022	—	1,005	—	—	—	17	—
Subsidiary borrowings	$3,329	(79)	—	—	1,800	—	600	1,008